Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 1,2,3,4	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers 1,2,5,6	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Adjusted EBITDA (Company Measure) 7
					MVW Total Stockholder Return	S&P Composite 1500 Hotels, Resorts & Cruise TSR Index
2024	$7,437,761	$5,767,942	$2,086,757	$1,596,477	$77.66	$149.90	$217,058,511	$726,920,650
2023	5,360,952	1,100,008	1,915,795	581,977	70.60	114.30	253,228,121	760,717,150
2022	9,832,891	6,159,868	3,016,545	2,256,841	107.79	71.44	390,774,814	966,274,378
2021	13,223,937	17,472,019	3,405,201	4,215,723	132.49	94.12	52,634,216	656,728,515
2020	6,134,009	9,027,531	1,712,700	2,381,430	106.99	77.40	(255,994,393)	234,980,182

1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.

3	Mr. Geller served as the Company’s PEO for 2024 and 2023. Mr. Stephen P. Weisz served as the Company’s PEO fo r 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2024	$7,437,761	$(6,000,007)	$4,330,188	$5,767,942

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$4,527,302	$(106,424)	$—	$ (90,690)	$—	$—	$4,330,188

5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021 and 2020; Mr. Marino for 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2024, 2023, 2022, 2021 and 2020; Mr. Hunter for 2024 and 2023; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,086,757	$ (1,310,009)	$819,729	$1,596,477

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$836,211	$(17,734)	$43,738	$(42,486)	$—	$—	$819,729

7	Refer to description and reconciliation of Adjusted EBITDA in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Mr. Geller served as the Company’s PEO for 2024 and 2023. Mr. Stephen P. Weisz served as the Company’s PEO fo
r 2022, 2021 and 2020.
Included in the average compensation actually paid to
Non-PEO
	named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021 and 2020; Mr. Marino for 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2024, 2023, 2022, 2021 and 2020; Mr. Hunter for 2024 and 2023; and Mr. Cunningham for 2021 and 2020.
Peer Group Issuers, Footnote	The Company utilized the S&P Composite 1500 Hotels, Resorts & Cruise TSR Index, for the peer group. This index has been utilized historically in our Annual Reports on Form
10-K
	in connection with the required performance graph and most closely aligns with our line of business.
PEO Total Compensation Amount	$ 7,437,761	$ 5,360,952	$ 9,832,891	$ 13,223,937	$ 6,134,009
PEO Actually Paid Compensation Amount	$ 5,767,942	1,100,008	6,159,868	17,472,019	9,027,531
Adjustment To PEO Compensation, Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.

3	Mr. Geller served as the Company’s PEO for 2024 and 2023. Mr. Stephen P. Weisz served as the Company’s PEO fo r 2022, 2021 and 2020.

4	The bridge between PEO reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2024	$7,437,761	$(6,000,007)	$4,330,188	$5,767,942

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2024	$4,527,302	$(106,424)	$—	$ (90,690)	$—	$—	$4,330,188

Non-PEO NEO Average Total Compensation Amount	$ 2,086,757	1,915,795	3,016,545	3,405,201	1,712,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,596,477	581,977	2,256,841	4,215,723	2,381,430
Adjustment to Non-PEO NEO Compensation Footnote
1
Compensation actually paid is calculated starting with the total compensation as reported in the Summary Compensation Table (“SCT”), and then the SCT value of restricted stock and units (including performance-based awards) plus SAR awards are deducted. The amount equal to the fair value at the end of the prior fiscal year or awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year are then deducted. Added to the calculation are: fair value, as of year-end,
of awards granted in the first year that are outstanding and unvested; the change in fair value from the prior to current years for awards granted in prior fiscal years that are outstanding and unvested; and the change in fair value as of the vesting date (from the end of the prior fiscal year) for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied by the end of the covered fiscal year. The fair value of awards that are subject to performance conditions are based on the most probable outcome at the end of the covered fiscal year.

2	SAR calculations measuring the year-end fair value of the outstanding awards were performed by an independent equity valuation firm.
5
Included in the average compensation actually paid to
Non-PEO
named executive officers are the following individuals and time periods: Mr. Geller for 2022, 2021 and 2020; Mr. Marino for 2024 and 2023; Mr. Terry for 2023, 2022 and 2021; Mr. Miller and Ms. Marbert for 2024, 2023, 2022, 2021 and 2020; Mr. Hunter for 2024 and 2023; and Mr. Cunningham for 2021 and 2020.

6	The bridge between non-PEO NEOs reported SCT compensation to the Compensation Actually Paid is outlined below:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,086,757	$ (1,310,009)	$819,729	$1,596,477

(a)	The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2024	$836,211	$(17,734)	$43,738	$(42,486)	$—	$—	$819,729

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The CPC reviews a number of performance metrics when assessing the Company’s performance. However, for compensation decisions, the following metrics are the most important:

•	Adjusted EBITDA, with its relative importance noted above, used in both the short-term and 2024-2026 long-term incentive programs

•	Total Revenue, a top line financial measure that captures the business and brand contributions to overall Company financials, used in the short-term incentive program

•	Adjusted Return on Invested Capital, a strong driver of free cash flow and important comparator to other co mp anies, used in the long-term incentive program

Total Shareholder Return Amount	$ 77.66	70.6	107.79	132.49	106.99
Peer Group Total Shareholder Return Amount	149.9	114.3	71.44	94.12	77.4
Net Income (Loss)	$ 217,058,511	$ 253,228,121	$ 390,774,814	$ 52,634,216	$ (255,994,393)
Company Selected Measure Amount	726,920,650	760,717,150	966,274,378	656,728,515	234,980,182
PEO Name	Mr. Geller	Mr. Geller	Mr. Stephen P. Weisz	Mr. Stephen P. Weisz	Mr. Stephen P. Weisz
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	As it relates to compensation decisions, Adjusted EBITDA allows for period-over-period comparisons of our ongoing core operations before the impact of excluded items. The CPC establishes goals that are designed to maintain high standards that are achievable but not certain to be met. For 2024, Adjusted EBITDA was utilized in both the short-term incentive plan and the 2024-2026 three-year performance awards because the CPC believes it promotes sustained performance of the Company over both the shorter- and longer-term.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,330,188
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,527,302
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,424)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,690)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,007)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	819,729
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	836,211
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,734)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,738
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,486)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,310,009)